Cover	Jan. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2022
Entity File Number	000-56131
Entity Registrant Name	FORZA INNOVATIONS INC.
Entity Central Index Key	0001683131
Entity Tax Identification Number	30-0852686
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	30 Forzani Way NW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T3Z 1L5
City Area Code	702
Local Phone Number	205-2064
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false